Note 15 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
	Less than 1 year	1 – 3 years	3 – 5 years	Greater than 5 years	Total

Operating leases	$225	$410	$433	$289	$1,357